Average Annual Total Returns - Investor Class and Class H - Internet Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	61.14%	22.66%	17.29%	61.14%	21.13%	16.36%	36.20%	17.73%	14.22%	18.40%	15.22%	13.88%	60.74%	22.35%	16.86%	60.74%	20.67%	15.84%	35.96%	17.37%	13.77%	18.40%	15.22%	13.88%